SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) - USD ($)								1 Months Ended														3 Months Ended	6 Months Ended			12 Months Ended
	Mar. 15, 2017	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Mar. 23, 2015	Feb. 06, 2013	Jan. 09, 2013	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted	630,000	100,000	33,334	374,641			1,330,627																1,930,296			2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50			$ 1.50			$ 2.61
Warrants, Term of Warrants				5 years			5 years
Warrant, Description of Warrant							after six months from the issuance date, there is no effective registration statement registering the resale, or no current prospectus available for the resale, of the shares of common stock underlying the warrants, the warrants may be exercised by means of a “cashless exercise”.
Class of Warrant or Right, Outstanding								11,019,913	9,128,189				7,078,685										11,019,913			9,128,189	7,078,685			5,113,990
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																							$ 543,927
Temporary Equity, Amortization Period																													1 year
Stock Issued During Period, Shares, New Issues		200,000	66,667
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)																							0	$ 0		$ 0	$ 450,000
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)				$ 506,348				$ 279,379	$ 288,934				$ 285,157							$ 1,242,590		$ 1,242,590	$ 279,379			$ 288,934	$ 285,157
Fair Value Assumptions, Risk Free Interest Rate	1.599%
Fair Value Assumptions, Expected Dividend Rate																						0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	105.22%																					141.00%	161.00%
Conversion of Stock, Shares Issued					169,334			60,846	18,188	54,759	197,713	54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334						1,430,871
Conversion of Stock, Shares Converted																										325,519
Derivative Liability, Current (in Dollars)				$ 334,784				$ 2,364,968	$ 1,937,234				$ 1,621,199							$ 4,097,444		$ 4,097,444	$ 2,364,968			$ 1,937,234	$ 1,621,199
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																							$ 15,676
Temporary Equity, Shares Issued								1,070					1,471										1,070				1,471
Temporary Equity, Shares Outstanding								1,005	1,070														1,005			1,070
Dividends Payable, Current (in Dollars)								$ 382,510	$ 359,891				$ 340,291										$ 382,510			$ 359,891	$ 340,291
Registration Payment Arrangement, Term																										the Company entered into a registration rights agreement with the purchasers pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issuable upon conversion of Series C Preferred Stock and exercise of the warrants issued to holders of Series C Preferred Stock. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the common stock issuable upon conversion of the Series C Preferred Stock and exercise of the warrants on or before July 22, 2013 and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within five trading days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and by November 22, 2013 in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.If (i) the registration statement is not filed by July 22, 2013, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within five trading days after the Company is notified that the registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission by November 22, 2013 in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 20 consecutive calendar days or more than an aggregate of 45 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 0.25% of the aggregate purchase price paid by such purchasers per month of delinquency.Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreement shall be 3% of the aggregate purchase price paid by the purchasers, and (ii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.Pursuant to the registration rights agreement, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.
Registration Payment Arrangement, Accrual Carrying Value (in Dollars)									0				0													$ 0	0			$ 55,620
Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Shares Authorized							4,200
Preferred Stock, Dividend Rate, Percentage							9.00%
Temporary Equity, Par Value (in Dollars)							$ 1,000
Preferred Stock, Dividend Payment Terms							payable quarterly
Preferred Stock, Voting Rights							The holders of the Series C Preferred Stock vote together with the holders of our common stock on an as-converted basis, but may not vote the Series C Preferred Stock in excess of the beneficial ownership limitation of the Series C Preferred Stock. The beneficial ownership limitation is 4.99% of our then outstanding shares of common stock following such conversion or exercise, which may be increased to up to 9.99% of our then outstanding shares of common stock following such conversion or exercise upon the request of an individual holder.
Preferred Stock, Beneficial Ownership Limitation and Covenant, Description							The beneficial ownership limitation is determined on an individual holder basis, such that the as-converted number of shares of one holder is not included in the shares outstanding when calculating the limitation for a different holder.In addition, absent the approval of holders representing at least 67% of the outstanding shares of the Series C Preferred Stock, we may not (i) increase the number of authorized shares of preferred stock, (ii) amend our charter documents, including the terms of the Series C Preferred Stock, in any manner adverse to the holders of the Series C Preferred Stock, including authorizing or creating any class of stock ranking senior to, or otherwise pari passu with, the shares of Series C Preferred Stock as to dividends, redemption or distribution of assets upon a liquidation, or (iii) perform certain covenants, including:●incur additional indebtedness;●permit liens on assets;●repay, repurchase or otherwise acquire more than a de minimis number of shares of capital stock;●pay cash dividends to our stockholders; and●engage in transactions with affiliates.
Convertible Preferred Stock, Terms of Conversion							Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.In the event that:(i) we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered,(ii) we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered,(iii) we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock, (iv) we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered,(v) we are party to a change of control transaction,(vi) we file for bankruptcy or a similar arrangement or are adjudicated insolvent,(vii) we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%.
Temporary Equity, Redemption Price Per Share (in Dollars per share)							$ 1.50
Temporary Equity, Liquidation Preference (in Dollars)								$ 1,005,000	$ 1,070,000				$ 1,471,000										1,005,000			$ 1,070,000	$ 1,471,000	$ 2,781,000	$ 2,781,000
Stock Issued During Period, Shares, New Issues				450																					2,181
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)				$ 450,000																					$ 1,814,910
Fair Value Assumptions, Expected Term																										2 years
Fair Value Assumptions, Expected Dividend Rate																										0.00%
Conversion of Stock, Shares Converted					200			65	20	70	236	75	100	117	170	200	350	323	180	200	50					401	1,690
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)				$ 450,000
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																							$ 15,676	97,897		$ 103,096	$ 639,467
Temporary Equity, Shares Issued								1,070	1,070				1,471										1,070			1,070	1,471
Temporary Equity, Shares Outstanding								1,070	1,070				1,471										1,070			1,070	1,471
Full-Ratchet Anti-Dilution Protection Provision [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 1.50
Class of Warrant or Right, Outstanding							2,315,301
Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term																						2 years 284 days	6 months
Fair Value Assumptions, Risk Free Interest Rate																						0.56%	0.74%
Minimum [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate																										0.23%
Fair Value Assumptions, Expected Volatility Rate																										141.00%
Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term																						3 years 6 months	2 years 313 days
Fair Value Assumptions, Risk Free Interest Rate																						0.89%	0.85%
Maximum [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate																										0.59%
Fair Value Assumptions, Expected Volatility Rate																										160.00%
Options Held [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Other (in Dollars)																												1,303,671
Temporary Equity, Liquidation Preference (in Dollars)																												1,303,671	1,303,671
Warrant [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																				$ 4,097,444		$ 4,097,444
Warrant [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																												1,064,739
Temporary Equity, Liquidation Preference (in Dollars)																												1,064,739	1,064,739
Issuance Costs [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Liquidation Preference (in Dollars)																												$ 412,590	$ 412,590
Embedded Derivative Financial Instruments [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																				$ 1,242,590		$ 1,242,590
Fair Value Assumptions, Expected Term				2 years
Fair Value Assumptions, Risk Free Interest Rate				0.25%
Fair Value Assumptions, Expected Dividend Rate				0.00%																		0.00%				0.00%
Fair Value Assumptions, Expected Volatility Rate				140.00%																		141.00%				161.00%
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																							$ 0	$ 0		$ 0	$ 265,955
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Conversion of Stock, Shares Converted																					50
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																										$ 103,096	$ 639,467
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term																										1 year 156 days
Fair Value Assumptions, Risk Free Interest Rate																						0.56%				0.59%
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term																										3 years 131 days
Fair Value Assumptions, Risk Free Interest Rate																						0.89%				1.47%
Bridge Loan [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						600